Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Amount of unsecured loan that is effectively fixed with the interest rate swap		$ 150,000
Total amount of unsecured loan		200,000
Derivatives maturity date	Sep. 30, 2016
Mortgage obtained during 2011		32,000
Effective interest rate on mortgage loans, maximum (in hundredths)		6.20%	6.80%
Effective interest rate on mortgage loans, minimum (in hundredths)		5.40%	4.50%
Term of mortgage loan paid from derivatives proceeds			10Y
Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Notional amount of interest rate contracts		187,800
Number of derivative instruments held		12
Tax exempt variable rate debt		202,700
Aggregate carrying value of the interest rate cap contracts		200
Designated as Hedging Instrument [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional amount of interest rate contracts		150,000
Interest rate (in hundredths)		2.60%
Number of derivative instruments held		4
Derivatives maturity date		Nov. 30, 2016
Aggregate carrying value of the interest rate swap contracts		1,400
Derivative instruments settled		20,000	355,000
Proceeds from derivatives contracts settlement		2,300	81,300
Expense related to the ineffectiveness included in impairment and other charges			2,300
Not Designated as Hedging Instrument [Member] | Swap [Member]
Derivative [Line Items]
Amount of hedged item			38,000
Notional amount of fixed spread basis			35,200
Term of swap (in years)			3
Notional amount fixed spread ratably increases over term of swap			38,000
Percentage of price depreciation the Company obligated to pay if bonds decline in value (in hundredths)			100.00%
Percentage of price appreciation Citibank obligated to pay if bonds increase in value (in hundredths)			85.00%
Fair value of the swap		$ 1,800	3,000